Law Offices of
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                      San Francisco, California 94104-2635
                            Telephone (415) 835-1600
                            Facsimile (415) 217-5333
                              Internet www.phjw.com

                                November 18, 1999

(415) 835-1649                                                       27335.92917
thngo@phjw.com

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:   Rule 497(e)-The Montgomery Funds II
           Montgomery Institutional Series: Macro Cap Systematic Value Portfolio Montgomery Institutional Series: Small Cap Systematic Value Portfolio File Nos. 33-69686 and 811-8064

Ladies and Gentleman:

                  Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing is a supplement, dated November 18, 1999, to the Prospectus, dated September 7, 1999, for the Montgomery Institutional Series:
Macro Cap Systematic  Value Portfolio and the Montgomery  Institutional  Series:
Small Cap Systematic Value Portfolio, including other series of The Montgomery Funds II. The enclosed supplement contains an appropriate reference on its face to Rule 497(e) in accordance with Rule 497(g).

         Please direct any inquiries regarding this filing to the undersigned at the number listed above.

                                                 Very truly yours,

                                                 /s/ Thao H. Ngo

                                                 Thao H. Ngo
                                     for PAUL, HASTINGS, JANOFSKY & WALKER LLP

                                                                     Rule 497(e)
                                                 File Nos. 33-69686 and 811-8064

                             The Montgomery Funds II

                      Supplement dated November 18, 1999 to
                       Prospectus dated September 7, 1999

For Shareholders in the Montgomery  Institutional  Series:  Macro Cap Systematic
Value Portfolio and the Montgomery Institutional Series: Small Cap Systematic Value Portfolio only:

Effective November 30, 1999, no shares of any class of the Montgomery Institutional Series: Macro Cap Systematic Value Portfolio and the Montgomery
Institutional Series: Small Cap Systematic Value Portfolio will be offered to new shareholder accounts. Also, shareholders who own shares of these Funds may not purchase additional shares of any class of these Funds in their existing accounts after November 30, 1999.